CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income (loss)	$ 108,853	$ 140,389	$ (577,957)	$ (347,438)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of fix assets			230	0
Change in allowance for doubtful accounts			0	(14,000)
Depreciation and amortization expense	393	2,668	3,430	5,325
Stock issued to employee	15,000
Accretion on discount	39,278
Deferred Tax Benefit			(326,618)	(194,500)
Impairment of goodwill			1,109,852	730,825
Gain on derivative instruments	(175,407)
Change in assets and liabilities:
Accounts receivable	57,824	(120,157)	(193,978)	(86,270)
Prepaid expenses	16,994	(12,145)	(56,576)	3,357
Accounts payable	29,333	(11,937)	14,527	29,499
Accrued expense	(14,588)	241,029	68,359	55,034
Deferred revenue	(6,867)	614	1,949	(3,843)
Net Cash Provided by Operating Activities	70,813	240,461	43,218	177,989
Cash Flows from Investing Activities:
Purchase of property & equipment			0	0
Net Cash Used in Investing Activities			0	0
Cash Flows from Financing Activities:
Payments (to)/from FAB Universal Corp		(369,905)	(369,905)	151,249
Issuance of convertible note payable	1,010,000
Net Cash Provided/ (Used) by Financing Activities	1,010,000	(369,905)	(369,905)	151,249
Net Increase (Decrease) in Cash	1,080,813	(129,444)	(326,687)	329,238
Cash at Beginning of Period	208,458	535,145	535,145	205,907
Cash at End of Period	1,289,271	405,700	208,458	535,145
Supplemental Disclosures of Cash Flow Information
Cash paid during the periods for interest			0	447
Cash paid during the periods for income taxes			0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Amortization of discount on note payable	39,278
Depreciation expense	393	2,668	3,430	5,325
Interest expense to be paid with stock	4,713
Change in FMV of derivative liability	(175,407)
Expenditures paid with issuance of stock	15,000
Total non-cash expenditures	$ (116,023)	$ 2,668